ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities

	December 31,
	2013	2014

Government authorities	$3,603	$5,015
Accrued expenses	642	1,186
Uncertain tax position	272	322
Hedging transaction liabilities	—	419

	$4,517	$6,942